Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 19, 2016
C000175155 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 16,604	$ 16,604	$ 16,604	$ 15,543	$ 13,755	$ 19,203	$ 12,536	$ 13,521	$ 10,808	$ 10,923	$ 10,165	$ 10,000
Average Annual Return, Percent	6.83%	4.19%	6.52%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 29,881	$ 29,881	$ 29,881	23,901	18,926	23,112	17,957	15,167	11,535	12,064	9,902	10,000
Average Annual Return, Percent	25.02%	14.53%	14.60%
Dow Jones U S Select REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Account Value	$ 14,557	$ 14,557	$ 14,557	13,466	11,816	15,960	10,938	12,317	10,005	10,446	10,067	10,000
Average Annual Return, Percent	8.10%	3.40%	4.79%
Dow Jones U S Select Short Term REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Short-Term REIT Index
Account Value	$ 17,079	$ 17,079	$ 17,079	$ 15,932	$ 14,042	$ 19,543	$ 12,703	$ 13,652	$ 10,866	$ 10,965	$ 10,168	$ 10,000
Average Annual Return, Percent	7.20%	4.58%	6.89%